Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commissions, related party	$ 799,997	$ 630,433	$ 932,123
Vessel operating expenses, related party	272,283	191,655	207,602
General and administrative expenses, related party	3,271,195	3,459,943	3,072,583
Related Party [Member]
General and administrative expenses, related party	$ 1,415,000	$ 1,354,600	$ 1,460,000